SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Product Information [Line Items]
Total sales	$ 2,430,194	$ 370,341
Service [Member]
Product Information [Line Items]
Total sales	37,673	15,000
Product [Member]
Product Information [Line Items]
Total sales	$ 2,392,521	$ 355,341